Expense Example - Invesco VI Core Bond Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	79	283	504	1,139	104	361	638	1,428